Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)								12 Months Ended
	Mar. 13, 2020	Feb. 20, 2020	May 23, 2019	Apr. 01, 2019	Nov. 16, 2018	Oct. 11, 2018	May 22, 2018	Mar. 31, 2020
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date								Nov. 17, 2019
WongDoody Holding Company Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary							100.00%
Lodestone Management Consultants Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date								May 04, 2018
Infosys Luxembourg S.a.r.l
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date								Aug. 06, 2018
Infosys South Africa (Pty) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date								Dec. 19, 2018
Fluido Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary						100.00%
Infosys CIS LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date								Nov. 29, 2018
Infosys Compaz Pte Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary					60.00%
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date								Nov. 27, 2018
HIPUS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				81.00%
Stater N.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			75.00%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date								Oct. 01, 2019
Outbox Systems Inc. dba Simplus (US)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Panaya Japan Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date								Oct. 31, 2019
Infosys Consulting Sp. z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		100.00%